Utility Plant - Schedule of Asset Retirement Obligation (Details) - Puget Sound Energy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO beginning balance	$ 235,943	$ 207,034
New ARO recognized in the period	626	18,811
Relief of liability	(16,296)	(6,049)
Revisions in estimated cash flows	2,411	9,471
Accretion expense	7,145	6,676
ARO ending balance	$ 229,829	$ 235,943